UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-02145

LORD ABBETT BOND-DEBENTURE FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2016

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 98.89%

ASSET-BACKED SECURITIES 0.59%

Other

Guggenheim 5180-2 CLO LP 2015-1A A2B†	2.914	%#	11/25/2027	$22,500	$21,756,908
JFIN CLO II Ltd. 2015-2A B1†	2.915	%#	10/19/2026	13,500	13,087,147
NorthStar Real Estate CDO VIII Ltd. 2006-8A A2†	0.799	%#	2/1/2041	4,700	4,570,826
OZLM VIII Ltd. 2014-8A A2A†	2.465	%#	10/17/2026	11,750	11,478,992
Total Asset-Backed Securities (cost $51,164,636)					50,893,873

	Shares (000)
COMMON STOCKS 12.84%

Advertising 0.05%

Omnicom Group, Inc.	52	4,327,960

Aerospace/Defense 0.15%

Huntington Ingalls Industries, Inc.	65	8,907,947
Northrop Grumman Corp.	22	4,254,850
Total		13,162,797

Auto Parts & Equipment 0.19%

Chassix Holdings, Inc.*	629	16,036,313

Automakers 0.03%

Thor Industries, Inc.	43	2,745,107

Banking 0.08%

BankUnited, Inc.	64	2,189,867
Signature Bank*	36	4,867,243
Total		7,057,110

Beverages 0.52%

Coca-Cola Co. (The)	282	13,066,068
Constellation Brands, Inc. Class A	87	13,112,195
Fomento Economico Mexicano SAB de CV ADR	98	9,461,687
Molson Coors Brewing Co. Class B	94	9,024,377
Total		44,664,327

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2016

	Shares	Fair
Investments	(000)	Value
Brokerage 0.10%

CBOE Holdings, Inc.	131	$8,574,236

Building & Construction 0.24%

Granite Construction, Inc.	277	13,235,486
Primoris Services Corp.	302	7,343,557
Total		20,579,043

Building Materials 0.53%

Beacon Roofing Supply, Inc.*	202	8,280,616
Fortune Brands Home & Security, Inc.	85	4,789,459
Martin Marietta Materials, Inc.	54	8,690,902
Masco Corp.	157	4,943,940
US Concrete, Inc.*	162	9,662,267
Vulcan Materials Co.	87	9,232,519
Total		45,599,703

Cable & Satellite Television 0.10%

Comcast Corp. Class A	137	8,387,689

Chemicals 0.36%

Albemarle Corp.	142	9,052,488
Scotts Miracle-Gro Co. (The) Class A	181	13,142,990
WR Grace & Co.*	121	8,639,472
Total		30,834,950

Discount Stores 0.10%

Amazon.com, Inc.*	15	8,943,187

Diversified Capital Goods 0.30%

Eaton Corp. plc	141	8,832,158
Fastenal Co.	180	8,796,676
Illinois Tool Works, Inc.	85	8,707,400
Total		26,336,234

Electric: Integrated 0.10%

IDACORP, Inc.	113	8,406,293

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2016

	Shares		Fair
Investments	(000)		Value
Electronics 0.29%

Applied Materials, Inc.		426	$9,015,881
Itron, Inc.*		103	4,276,300
Littelfuse, Inc.		26	3,196,059
Trimble Navigation Ltd.*		340	8,432,000
Total			24,920,240

Energy: Exploration & Production 0.92%

Bill Barrett Corp.*		780	4,851,600
Callon Petroleum Co.*		601	5,317,080
Canadian Natural Resources Ltd.(a)	CAD	165	4,470,348
Carrizo Oil & Gas, Inc.*		274	8,482,655
Concho Resources, Inc.*		75	7,594,672
Diamondback Energy, Inc.*		94	7,252,373
OGX Petroleo e Gas SA ADR*		315	236,035
Parsley Energy, Inc. Class A*		390	8,824,464
Seven Generations Energy Ltd. Class A*(a)	CAD	673	10,129,843
SM Energy Co.		700	13,118,000
WPX Energy, Inc.*		1,350	9,436,500
Total			79,713,570

Food & Drug Retailers 0.24%

Casey’s General Stores, Inc.		80	9,106,055
Sprouts Farmers Market, Inc.*		392	11,379,121
Total			20,485,176

Food: Wholesale 0.67%

B&G Foods, Inc.		255	8,884,626
Blue Buffalo Pet Products, Inc.*		525	13,482,842
Core-Mark Holding Co., Inc.		163	13,329,187
Ingredion, Inc.		82	8,800,671
Sysco Corp.		95	4,427,667
WhiteWave Foods Co. (The)*		213	8,675,746
Total			57,600,739

Gaming 0.50%

Boyd Gaming Corp.*		624	12,886,716
Las Vegas Sands Corp.		162	8,385,338
Wynn Resorts Ltd.		232	21,712,198
Total			42,984,252

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2016

	Shares		Fair
Investments	(000)		Value
Insurance-Reinsurance 0.10%

RenaissanceRe Holdings Ltd.		75	$8,974,668

Integrated Energy 0.10%

First Solar, Inc.*		121	8,302,946

Investments & Miscellaneous Financial Services 0.25%

MarketAxess Holdings, Inc.		73	9,137,307
Public Storage		32	8,787,116
WisdomTree Investments, Inc.		319	3,642,741
Total			21,567,164

Machinery 0.35%

Colfax Corp.*		289	8,262,510
Toro Co. (The)		153	13,200,129
Xylem, Inc.		214	8,732,150
Total			30,194,789

Media: Content 0.12%

ION Media Networks, Inc.*		4	1,135,895
Netflix, Inc.*		87	8,930,506
Total			10,066,401

Medical Products 0.92%

ABIOMED, Inc.*		198	18,727,914
Becton, Dickinson & Co.		28	4,303,945
C.R. Bard, Inc.		44	8,853,842
DENTSPLY SIRONA, Inc.		141	8,689,152
Edwards Lifesciences Corp.*		188	16,587,361
Intuitive Surgical, Inc.*		22	13,187,037
Thermo Fisher Scientific, Inc.		62	8,718,263
Total			79,067,514

Metals/Mining (Excluding Steel) 0.10%

Mirabela Nickel Ltd.*(a)	AUD	31,268	239,684
Newmont Mining Corp.		332	8,825,118
Total			9,064,802

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2016

	Shares	Fair
Investments	(000)	Value
Multi-Line Insurance 0.11%

Hanover Insurance Group, Inc. (The)	103	$9,300,960

Non-Electric Utilities 0.24%

American Water Works Co., Inc.	123	8,465,638
Aqua America, Inc.	380	12,088,482
Total		20,554,120

Packaging 0.10%

AptarGroup, Inc.	108	8,462,007

Personal & Household Products 0.45%

Avery Dennison Corp.	123	8,905,369
Clorox Co. (The)	68	8,543,590
Estee Lauder Cos., Inc. (The) Class A	46	4,374,852
Kimberly-Clark Corp.	63	8,433,777
Pool Corp.	99	8,664,676
Total		38,922,264

Pharmaceuticals 0.03%

Owens & Minor, Inc.	75	3,027,458

Rail 0.10%

Norfolk Southern Corp.	103	8,558,100

Real Estate Investment Trusts 0.48%

CubeSmart	271	9,036,921
Digital Realty Trust, Inc.	112	9,929,817
DuPont Fabros Technology, Inc.	207	8,387,562
Extra Space Storage, Inc.	50	4,644,214
QTS Realty Trust, Inc. Class A	192	9,092,790
Total		41,091,304

Recreation & Travel 0.25%

Six Flags Entertainment Corp.	239	13,249,736
Vail Resorts, Inc.	66	8,791,978
Total		22,041,714

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2016

	Shares		Fair
Investments	(000)		Value
Restaurants 0.57%

McDonald’s Corp.		106	$13,339,675
Panera Bread Co. Class A*		41	8,367,920
Restaurant Brands International, Inc. (Canada)(b)		234	9,104,548
Shake Shack, Inc. Class A*		261	9,724,659
Starbucks Corp.		148	8,843,839
Total			49,380,641

Software/Services 0.63%

Adobe Systems, Inc.*		93	8,760,732
Alibaba Group Holding Ltd. ADR*		116	9,198,697
Alphabet, Inc. Class C*		12	8,733,794
Facebook, Inc. Class A*		117	13,350,042
MSCI, Inc.		59	4,370,720
PayPal Holdings, Inc.*		263	10,155,004
Total			54,568,989

Specialty Retail 1.02%

Burlington Stores, Inc.*		159	8,953,408
Carter’s, Inc.		84	8,809,241
Columbia Sportswear Co.		145	8,701,032
CST Brands, Inc.		245	9,399,697
Deckers Outdoor Corp.*		72	4,314,299
Express, Inc.*		321	6,869,827
Home Depot, Inc. (The)		110	14,724,267
Moncler SpA(a)	EUR	521	8,807,342
MSC Industrial Direct Co., Inc. Class A		117	8,959,176
Vista Outdoor, Inc.*		165	8,580,464
Total			88,118,753

Steel Producers/Products 0.20%

Reliance Steel & Aluminum Co.		127	8,799,446
Worthington Industries, Inc.		248	8,846,347
Total			17,645,793

Support: Services 0.21%

Booz Allen Hamilton Holding Corp.		300	9,083,061
Equifax, Inc.		77	8,805,816
Total			17,888,877

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2016

			Shares		Fair
Investments			(000)		Value
Technology Hardware & Equipment 0.16%

Broadcom Ltd. (Singapore)(b)				28	$4,248,750
NVIDIA Corp.				258	9,205,046
Total					13,453,796

Telecommunications: Wireless 0.15%

Communications Sales & Leasing, Inc.				202	4,489,983
T-Mobile US, Inc.*				227	8,704,594
Total					13,194,577

Telecommunications: Wireline Integrated & Services 0.34%

CyrusOne, Inc.				244	11,148,597
Dycom Industries, Inc.*				135	8,736,788
Equinix, Inc.				29	9,547,928
Total					29,433,313

Tobacco 0.19%

Altria Group, Inc.				135	8,429,775
Reynolds American, Inc.				165	8,316,947
Total					16,746,722

Transportation: Infrastructure/Services 0.10%

C.H. Robinson Worldwide, Inc.				116	8,639,927

Trucking & Delivery 0.10%

Ryder System, Inc.				130	8,434,356
Total Investments in Common Stocks (cost $1,039,919,606)					1,108,060,881

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 0.11%

Energy: Exploration & Production 0.01%

Oleo e Gas Participacoes SA(a)(c)	10.00%	6/1/2016	BRL	254	444,547
Oleo e Gas Participacoes SA(a)(c)	10.00%	6/1/2016	BRL	201	352,239
Total					796,786

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Software/Services 0.10%

FireEye, Inc.†	1.625%	6/1/2035	$10,650	$8,713,031
Total Convertible Bonds (cost $9,668,204)				9,509,817

	Dividend Rate		Shares (000)
CONVERTIBLE PREFERRED STOCKS 0.75%

Electric: Integrated 0.36%

Black Hills Corp. Unit	7.75%		134	9,114,304
NextEra Energy, Inc.	6.371%		360	21,950,528
Total				31,064,832

Food: Wholesale 0.22%

Post Holdings, Inc.	5.25%		77	9,728,793
Tyson Foods, Inc.	4.75%		128	9,507,372
Total				19,236,165

Integrated Energy 0.11%

Hess Corp.	8.00%		133	8,933,150

Investments & Miscellaneous Financial Services 0.06%

AMG Capital Trust II	5.15%		91	5,020,980
Total Convertible Preferred Stocks (cost $57,875,327)				64,255,127

	Interest Rate		Principal Amount (000)
FLOATING RATE LOANS(d) 2.08%

Advertising 0.10%

CWGS Group, LLC	5.75%	2/20/2020	$8,706	8,546,123

Auto Parts & Equipment 0.09%

Chassix, Inc. Initial Term Loan	12.00%	7/29/2019	8,117	8,056,366

Chemicals 0.09%

Kraton Polymers, LLC Term Loan	6.00%	1/6/2022	8,700	8,232,375

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Generation 0.11%

Astoria Energy LLC Advanced Term Loan B	5.00%	12/24/2021	$6,172	$5,901,858
Moxie Liberty LLC Advance Construction Term Loan B1	7.50%	8/21/2020	3,630	3,321,450
Total				9,223,308

Energy: Exploration & Production 0.10%

Chief Exploration & Development LLC 2nd Lien Term Loan	7.50%	5/16/2021	11,843	7,061,324
Templar Energy LLC 2nd Lien New Term Loan	8.50%	11/25/2020	17,180	1,932,750
Total				8,994,074

Gaming 0.28%

Caesar’s Entertainment Resort Properties LLC Term Loan B	7.00%	10/11/2020	9,526	8,840,381
Cowlitz Tribal Gaming Authority Term Loan B	11.50%	12/6/2021	16,050	15,087,000
Total				23,927,381

Health Facilities 0.16%

CHG Healthcare Services, Inc. 1st Lien Term Loan	4.25%	11/19/2019	13,833	13,781,608

Metals/Mining (Excluding Steel) 0.25%

FMG Resources Pty Ltd. Term Loan (Australia)(b)	4.25%	6/30/2019	25,283	21,427,376

Packaging 0.14%

Crown Holdings, Inc. Delayed Draw Term Loan A	2.183%	12/19/2018	12,059	12,028,912

Personal & Household Products 0.12%

Britax US Holdings, Inc. Initial Dollar Term Loan	4.50%	10/15/2020	13,888	10,485,155

Recreation & Travel 0.10%

Delta 2 (Lux) S.A.R.L. 2nd Lien Facility Term Loan (Luxembourg)(b)	7.75%	7/29/2022	9,195	8,482,434

Specialty Retail 0.17%

J. Crew Group, Inc. Initial Term Loan	4.00%	3/5/2021	5,563	4,364,340
Rue21, Inc. Term Loan B	5.625%	10/9/2020	13,033	10,372,402
Total				14,736,742

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2016

Investments	Interest Rate	Maturity Date		Principal Amount (000)		Fair Value
Support: Services 0.06%

BakerCorp International, Inc. Refinanced Term Loan	4.25%	2/7/2020			$6,089	$5,494,878

Telecommunications: Wireline Integrated & Services 0.21%

Fairpoint Communications, Inc. Term Loan	7.50%	2/14/2019			9,522	9,469,727
Windstream Services, LLC B6 Tranche Term Loan	5.75%	3/29/2021			8,352	8,299,800
Total						17,769,527

Theaters & Entertainment 0.10%

Six Flags Theme Parks, Inc. Tranche B Term Loan	3.50%	6/30/2022			8,564	8,585,222
Total Floating Rate Loans (cost $199,023,279)						179,771,481

FOREIGN BONDS(a) 0.65%

Mexico 0.13%
Red de Carreteras de Occidente S.A.P.I.B. de CV†	9.00%	6/10/2028		MXN	172,360	10,132,509
Red de Carreteras de Occidente S.A.P.I.B. de CV	9.00%	6/10/2028		MXN	22,400	1,316,827
Total						11,449,336

Netherlands 0.12%

Hema Bondco I BV†	6.25%	6/15/2019		EUR	11,825	9,937,009

Spain 0.15%

Banco Popular Espanol SA	11.50%	—	(e)	EUR	11,800	13,242,593

United Kingdom 0.25%

New Look Secured Issuer plc†	6.50%	7/1/2022		GBP	8,020	11,357,456
Premier Foods Finance plc†	6.50%	3/15/2021		GBP	6,725	10,016,151
Total						21,373,607
Total Foreign Bonds (cost $60,683,758)						56,002,545

FOREIGN GOVERNMENT OBLIGATIONS 3.82%

Angola 0.10%

Republic of Angola†(b)	9.50%	11/12/2025			$9,710	8,872,513

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Argentina 0.44%

City of Buenos Aires†(b)	8.95%	2/19/2021		$8,675	$9,347,313
Provincia de Buenos Aires†(b)	9.125%	3/16/2024		5,200	5,358,600
Republic of Argentina(b)	8.75%	5/7/2024		22,400	23,503,355
Total					38,209,268

Australia 0.49%

Australian Government(a)	4.25%	4/21/2026	AUD	26,802	23,753,624
Queensland Treasury Corp.†(a)	4.00%	6/21/2019	AUD	22,400	18,116,900
Total					41,870,524

Bahamas 0.11%

Commonwealth of Bahamas†(b)	5.75%	1/16/2024		$9,025	9,318,312

Bermuda 0.25%

Government of Bermuda†	4.138%	1/3/2023		11,720	11,954,400
Government of Bermuda†	4.854%	2/6/2024		9,225	9,721,305
Total					21,675,705

Brazil 0.23%

Federal Republic of Brazil(b)	6.00%	4/7/2026		19,460	19,800,550

Canada 0.43%

Province of British Columbia Canada(a)	2.85%	6/18/2025	CAD	44,800	36,833,448

Cayman Islands 0.07%

Cayman Islands Government†	5.95%	11/24/2019		$5,280	5,966,400

Cyprus 0.25%

Republic of Cyprus(a)	4.75%	6/25/2019	EUR	18,200	21,910,943

Dominican Republic 0.25%

Dominican Republic†(b)	6.85%	1/27/2045		$21,835	21,725,825

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Ethiopia 0.16%

Republic of Ethiopia†(b)	6.625%	12/11/2024		$14,500	$13,394,375

Gabon 0.10%

Republic of Gabon†(b)	6.375%	12/12/2024		10,700	8,934,500

Greece 0.11%

Hellenic Republic†(a)	4.75%	4/17/2019	EUR	8,967	9,112,584

Honduras 0.11%

Honduras Government†(b)	7.50%	3/15/2024		$9,100	9,668,750

Jamaica 0.36%

Government of Jamaica(b)	6.75%	4/28/2028		13,650	14,025,375
Government of Jamaica(b)	7.625%	7/9/2025		9,550	10,624,375
Government of Jamaica(b)	8.00%	3/15/2039		6,190	6,669,725
Total					31,319,475

Panama 0.11%

Republic of Panama(b)	3.875%	3/17/2028		9,500	9,618,750

Paraguay 0.16%

Republic of Paraguay†(b)	4.625%	1/25/2023		8,800	8,932,000
Republic of Paraguay†(b)	5.00%	4/15/2026		4,800	4,836,000
Total					13,768,000

Sri Lanka 0.09%

Republic of Sri Lanka†(b)	6.25%	7/27/2021		4,300	4,215,643
Republic of Sri Lanka†(b)	6.25%	10/4/2020		3,600	3,578,220
Total					7,793,863
Total Foreign Government Obligations (cost $320,969,729)					329,793,785

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 1.88%

Federal National Mortgage Assoc.(f)	3.00%	TBA		81,000	82,923,745

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)

Federal National Mortgage Assoc.(f)	3.50%	TBA	$75,880	$79,430,951
Total Government Sponsored Enterprises Pass-Throughs (cost $161,419,568)				162,354,696

HIGH YIELD CORPORATE BONDS 72.25%

Advertising 0.35%

Clear Channel Worldwide Holdings, Inc.	6.50%	11/15/2022	13,499	13,499,000
Lamar Media Corp.†	5.75%	2/1/2026	4,938	5,197,245
Southern Graphics, Inc.†	8.375%	10/15/2020	11,075	11,102,687
Total				29,798,932

Aerospace/Defense 1.12%

Aerojet Rocketdyne Holdings, Inc.	7.125%	3/15/2021	15,000	15,637,500
BAE Systems Holdings, Inc.†	3.85%	12/15/2025	15,884	16,376,642
CPI International, Inc.	8.75%	2/15/2018	12,156	11,943,270
Harris Corp.	5.054%	4/27/2045	7,943	8,495,825
Huntington Ingalls Industries, Inc.†	5.00%	12/15/2021	7,725	8,140,219
Huntington Ingalls Industries, Inc.†	5.00%	11/15/2025	4,497	4,716,229
Lockheed Martin Corp.	3.55%	1/15/2026	11,923	12,655,179
Lockheed Martin Corp.	4.70%	5/15/2046	7,948	8,924,070
TransDigm, Inc.	6.50%	7/15/2024	9,399	9,372,683
Total				96,261,617

Air Transportation 0.21%

Air Canada (Canada)†(b)	7.75%	4/15/2021	10,183	10,081,170
Air Canada 2015-2 Class A Pass-Through Trust (Canada)†(b)	4.125%	12/15/2027	7,986	7,995,982
Total				18,077,152

Auto Loans 0.14%

General Motors Financial Co., Inc.	5.25%	3/1/2026	11,834	12,400,943

Auto Parts & Equipment 0.64%

Gates Global LLC/Gates Global Co.†	6.00%	7/15/2022	11,902	10,235,720
International Automotive Components Group SA (Luxembourg)†(b)	9.125%	6/1/2018	10,028	9,075,340
MPG Holdco I, Inc.	7.375%	10/15/2022	8,530	8,487,350

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2016

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Auto Parts & Equipment (continued)

Nemak SA de CV (Mexico)†(b)	5.50%	2/28/2023		$5,611	$5,793,358
TI Group Automotive Systems LLC†	8.75%	7/15/2023		12,004	11,583,860
ZF North America Capital, Inc.†	4.50%	4/29/2022		9,750	9,981,562
Total					55,157,190

Automakers 0.22%

General Motors Co.	6.60%	4/1/2036		17,442	19,247,387
General Motors Co.(c)	8.375%	—	(e)	15,000	1,500
Total					19,248,887

Banking 6.47%

ABN AMRO Bank NV (Netherlands)†(b)	4.75%	7/28/2025		30,229	30,562,668
Ally Financial, Inc.	5.75%	11/20/2025		33,884	33,291,030
Ally Financial, Inc.	8.00%	11/1/2031		7,240	8,289,800
Banco Bilbao Vizcaya Argentaria SA (Spain)(b)	9.00%	—	(e)	9,000	9,281,250
Banco Bradesco SA†	5.90%	1/16/2021		11,058	11,500,320
Bank of America Corp.	4.20%	8/26/2024		7,900	8,058,656
Bank of America Corp.	4.25%	10/22/2026		25,787	26,226,823
Bank of America Corp.	6.50%	—	(e)	7,000	7,234,150
Bank of America Corp.	8.00%	—	(e)	7,000	6,860,000
BankUnited, Inc.	4.875%	11/17/2025		22,890	23,001,657
CIT Group, Inc.	5.00%	8/15/2022		10,552	10,703,632
Citigroup, Inc.	4.45%	9/29/2027		29,266	29,514,556
Citizens Financial Group, Inc.	4.35%	8/1/2025		7,971	8,267,274
Citizens Financial Group, Inc.†	5.50%	—	(e)	14,385	13,701,712
Commerzbank AG (Germany)†(b)	8.125%	9/19/2023		14,251	16,142,108
Credit Suisse Group AG (Switzerland)†(b)	7.50%	—	(e)	12,694	12,530,565
Credit Suisse Group Funding Guernsey Ltd. (Guernsey)(b)	3.80%	9/15/2022		17,016	16,959,609
Goldman Sachs Group, Inc. (The)	3.75%	2/25/2026		11,839	12,166,277
Goldman Sachs Group, Inc. (The)	5.15%	5/22/2045		16,857	17,189,639
HSBC Holdings plc (United Kingdom)(b)	4.25%	8/18/2025		15,676	15,515,509
Industrial & Commercial Bank of China Ltd.	3.231%	11/13/2019		14,050	14,541,975
Intesa Sanpaolo SpA (Italy)†(b)	5.71%	1/15/2026		8,481	8,245,966
Intesa Sanpaolo SpA (Italy)†(b)	7.70%	—	(e)	8,027	7,384,840
JPMorgan Chase & Co.	3.875%	9/10/2024		17,386	17,862,203
JPMorgan Chase & Co.	6.75%	—	(e)	7,902	8,686,274
Lloyds Banking Group plc (United Kingdom)†(b)	4.582%	12/10/2025		21,539	21,157,566
Lloyds Banking Group plc (United Kingdom)(b)	7.50%	—	(e)	10,008	9,931,939
Macquarie Bank Ltd. (Australia)†(b)	1.60%	10/27/2017		5,975	5,954,171

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2016

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Banking (continued)

Macquarie Group Ltd. (Australia)†(b)	6.00%	1/14/2020		$7,700	$8,494,548
Morgan Stanley	4.00%	7/23/2025		8,326	8,722,875
National Savings Bank (Sri Lanka)†(b)	5.15%	9/10/2019		9,585	8,985,937
Nordea Bank AB (Sweden)†(b)	6.125%	—	(e)	12,286	11,748,487
Popular, Inc.	7.00%	7/1/2019		18,940	18,490,175
Royal Bank of Scotland Group plc (United Kingdom)(b)	5.125%	5/28/2024		5,151	4,960,228
Royal Bank of Scotland Group plc (United Kingdom)(b)	6.00%	12/19/2023		3,009	3,052,182
Royal Bank of Scotland Group plc (United Kingdom)(b)	7.50%	—	(e)	16,207	15,113,027
Santander Holdings USA, Inc.	4.50%	7/17/2025		6,370	6,560,718
Santander UK Group Holdings plc (United Kingdom)†(b)	4.75%	9/15/2025		20,584	19,529,996
Santander UK plc (United Kingdom)(b)	7.95%	10/26/2029		1,956	2,577,269
Sberbank of Russia Via SB Capital SA (Luxembourg)†(b)	5.50%	2/26/2024		9,578	8,745,289
Synovus Financial Corp.	7.875%	2/15/2019		7,750	8,554,063
UBS Group AG (Switzerland)(b)	7.00%	—	(e)	4,500	4,611,825
Washington Mutual Bank(c)	6.875%	6/15/2011		22,500	2,250
Wells Fargo & Co.	4.90%	11/17/2045		15,891	17,097,604
Total					558,008,642

Beverages 1.70%

Anheuser-Busch InBev Finance, Inc.	3.65%	2/1/2026		27,672	29,135,544
Brown-Forman Corp.	4.50%	7/15/2045		15,274	16,753,272
Coca-Cola Bottling Co. Consolidated	3.80%	11/25/2025		7,947	8,319,571
Constellation Brands, Inc.	3.75%	5/1/2021		4,700	4,770,500
Constellation Brands, Inc.	4.25%	5/1/2023		14,350	14,744,625
Constellation Brands, Inc.	6.00%	5/1/2022		8,929	10,089,770
Cott Beverages, Inc.	5.375%	7/1/2022		2,935	2,993,700
Dr. Pepper Snapple Group, Inc.	3.40%	11/15/2025		15,891	16,464,014
Dr. Pepper Snapple Group, Inc.	4.50%	11/15/2045		7,946	8,306,423
Fomento Economico Mexicano SAB de CV (Mexico)(b)	4.375%	5/10/2043		8,602	8,457,555
PepsiCo, Inc.	2.85%	2/24/2026		11,838	12,160,905
PepsiCo, Inc.	4.25%	10/22/2044		4,605	4,930,818
PepsiCo, Inc.	4.45%	4/14/2046		8,417	9,408,640
Total					146,535,337

Brokerage 0.11%

E*TRADE Financial Corp.	4.625%	9/15/2023		1,464	1,467,660
TD Ameritrade Holding Corp.	2.95%	4/1/2022		7,996	8,167,810
Total					9,635,470

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Building & Construction 1.20%

Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.875%	2/15/2021	$11,740	$9,685,500
Brookfield Residential Properties, Inc. (Canada)†(b)	6.50%	12/15/2020	12,887	12,371,520
DR Horton, Inc.	4.75%	2/15/2023	3,477	3,546,540
K. Hovnanian Enterprises, Inc.†	7.25%	10/15/2020	9,600	7,968,000
Lennar Corp.	4.75%	11/15/2022	10,775	10,855,812
PulteGroup, Inc.	6.375%	5/15/2033	27,646	28,337,150
Toll Brothers Finance Corp.	5.625%	1/15/2024	11,550	11,954,250
William Lyon Homes, Inc.	7.00%	8/15/2022	19,276	18,601,340
Total				103,320,112

Building Materials 1.32%

Builders FirstSource, Inc.†	7.625%	6/1/2021	9,388	9,810,460
Builders FirstSource, Inc.†	10.75%	8/15/2023	6,478	6,558,975
Cemex SAB de CV (Mexico)†(b)	7.75%	4/16/2026	4,470	4,592,478
HD Supply, Inc.†(g)	5.75%	4/15/2024	3,998	4,117,940
Hillman Group, Inc. (The)†	6.375%	7/15/2022	11,803	9,914,520
Masco Corp.	4.375%	4/1/2026	5,532	5,659,845
Masonite International Corp.†	5.625%	3/15/2023	8,636	9,067,800
Ply Gem Industries, Inc.	6.50%	2/1/2022	8,720	8,595,662
Standard Industries, Inc.†	5.375%	11/15/2024	17,513	17,863,260
Standard Industries, Inc.†	5.50%	2/15/2023	8,239	8,465,572
Voto-Votorantim Overseas Trading Operations IV Ltd.†	7.75%	6/24/2020	19,500	19,815,900
Vulcan Materials Co.	4.50%	4/1/2025	8,960	9,251,200
Total				113,713,612

Cable & Satellite Television 4.84%

Altice Financing SA (Luxembourg)†(b)	6.625%	2/15/2023	10,300	10,377,250
Altice Finco SA (Luxembourg)†(b)	9.875%	12/15/2020	20,750	22,410,000
Altice Luxembourg SA (Luxembourg)†(b)	7.75%	5/15/2022	19,000	18,792,520
Cablevision Systems Corp.	5.875%	9/15/2022	28,000	23,660,000
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.125%	5/1/2023	17,800	18,156,000
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.875%	4/1/2024	15,739	16,525,950
CCO Holdings LLC/CCO Holdings Capital Corp.	6.625%	1/31/2022	17,000	17,935,000
CCO Safari II LLC†	4.908%	7/23/2025	15,825	16,716,897
CCO Safari II LLC†	6.384%	10/23/2035	12,418	13,740,157
DISH DBS Corp.	5.00%	3/15/2023	13,742	12,161,670
DISH DBS Corp.	5.875%	7/15/2022	13,942	13,244,900
Mediacom Broadband LLC/Mediacom Broadband Corp.	6.375%	4/1/2023	23,477	24,122,617
Mediacom LLC/Mediacom Capital Corp.	7.25%	2/15/2022	4,401	4,648,556

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Cable & Satellite Television (continued)

Neptune Finco Corp.†	10.125%	1/15/2023	$8,050	$8,633,625
Neptune Finco Corp.†	10.875%	10/15/2025	47,846	52,128,217
Numericable-SFR SA (France)†(b)	6.00%	5/15/2022	25,450	24,941,000
RCN Telecom Services LLC/RCN Capital Corp.†	8.50%	8/15/2020	8,186	8,216,698
Time Warner Cable, Inc.	5.875%	11/15/2040	13,691	14,215,242
Unitymedia GmbH (Germany)†(b)	6.125%	1/15/2025	8,762	9,150,858
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany)†(b)	5.00%	1/15/2025	7,282	7,300,205
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany)†(b)	5.50%	1/15/2023	19,395	19,952,606
UPCB Finance IV Ltd.†	5.375%	1/15/2025	16,988	17,285,290
Virgin Media Finance plc (United Kingdom)†(b)	6.00%	10/15/2024	6,000	6,187,500
Virgin Media Secured Finance plc (United Kingdom)†(b)	5.375%	4/15/2021	19,472	20,372,998
VTR Finance BV (Netherlands)†(b)	6.875%	1/15/2024	10,065	9,838,538
Wave Holdco LLC/Wave Holdco Corp. PIK†	8.25%	7/15/2019	6,941	6,679,594
Total				417,393,888

Chemicals 0.76%

Braskem Finance Ltd.†	5.375%	5/2/2022	5,015	4,576,187
Braskem Finance Ltd.	6.45%	2/3/2024	5,302	4,997,135
Celanese US Holdings LLC	5.875%	6/15/2021	5,554	5,942,780
GCP Applied Technologies, Inc.†	9.50%	2/1/2023	2,937	3,193,988
Grupo Idesa SA de CV (Mexico)†(b)	7.875%	12/18/2020	13,600	13,277,000
Hexion, Inc.	6.625%	4/15/2020	10,363	8,653,105
Huntsman International LLC†	5.125%	11/15/2022	9,442	9,205,950
Israel Chemicals Ltd. (Israel)†(b)	4.50%	12/2/2024	5,022	5,039,728
Momentive Performance Materials, Inc.	3.88%	10/24/2021	5,618	4,087,095
Sasol Financing International plc (Isle of Man)(b)	4.50%	11/14/2022	6,365	6,182,006
Total				65,154,974

Consumer/Commercial/Lease Financing 1.16%

AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Ireland)(b)	5.00%	10/1/2021	19,813	20,555,987
Discover Bank	7.00%	4/15/2020	7,523	8,561,986
International Lease Finance Corp.	6.25%	5/15/2019	4,702	5,025,263
International Lease Finance Corp.	8.25%	12/15/2020	20,079	23,517,529
National Financial Partners Corp.†	9.00%	7/15/2021	13,646	13,151,333
Navient Corp.	5.00%	10/26/2020	8,744	7,957,040
OneMain Financial Holdings LLC†	6.75%	12/15/2019	9,425	9,469,769

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2016

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Consumer/Commercial/Lease Financing (continued)

OneMain Financial Holdings LLC†	7.25%	12/15/2021		$7,252	$7,252,000
Springleaf Finance Corp.	5.25%	12/15/2019		2,143	2,054,601
Springleaf Finance Corp.	7.75%	10/1/2021		2,926	2,881,671
Total					100,427,179

Department Stores 0.11%

SACI Falabella (Chile)†(b)	4.375%	1/27/2025		8,850	9,124,881

Discount Stores 0.95%

Amazon.com, Inc.	4.80%	12/5/2034		55,934	63,024,921
Dollar Tree, Inc.†	5.75%	3/1/2023		18,009	19,179,585
Total					82,204,506

Diversified Capital Goods 1.43%

General Cable Corp.	5.75%	10/1/2022		10,000	7,950,000
General Electric Co.	5.00%	—	(e)	69,687	71,864,719
Griffon Corp.	5.25%	3/1/2022		10,928	10,941,660
KOC Holding AS (Turkey)†(b)	5.25%	3/15/2023		12,975	12,950,996
Siemens Financieringsmaatschappij NV (Netherlands)†(b)	3.25%	5/27/2025		12,036	12,573,251
Unifrax I LLC/Unifrax Holding Co.†	7.50%	2/15/2019		11,066	6,888,585
Total					123,169,211

Electric: Distribution/Transportation 0.48%

Lamar Funding Ltd.†	3.958%	5/7/2025		18,350	16,524,175
Oncor Electric Delivery Co. LLC	3.75%	4/1/2045		26,628	25,106,183
Total					41,630,358

Electric: Generation 0.46%

AES Gener SA (Chile)†(b)	5.00%	7/14/2025		8,500	8,566,734
Empresa Distribuidora Y Comercializadora Norte (Argentina)†(b)	9.75%	10/25/2022		5,079	5,205,975
Illinois Power Generating Co.	7.00%	4/15/2018		16,899	6,675,105
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%	12/15/2025		17,517	18,874,759
Total					39,322,573

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Integrated 1.24%

AES Corp.	5.50%	4/15/2025	$4,856	$4,710,320
AES Corp.	7.375%	7/1/2021	4,477	5,036,625
AES El Salvador Trust II†	6.75%	3/28/2023	10,520	8,258,200
AES Panama SRL (Panama)†(b)	6.00%	6/25/2022	9,623	9,632,623
El Paso Electric Co.	5.00%	12/1/2044	16,498	17,846,744
Entergy Arkansas, Inc.	4.95%	12/15/2044	16,883	17,058,786
Exelon Generation Co. LLC	4.25%	6/15/2022	7,896	8,290,042
IPALCO Enterprises, Inc.	3.45%	7/15/2020	1,564	1,577,685
Louisville Gas & Electric Co.	4.375%	10/1/2045	5,575	6,095,594
Pacific Gas & Electric Co.	2.95%	3/1/2026	11,836	11,981,358
Puget Energy, Inc.	3.65%	5/15/2025	7,898	7,964,296
Southern California Edison Co.	3.90%	3/15/2043	8,688	8,942,810
Total				107,395,083

Electronics 0.52%

Qorvo, Inc.†	7.00%	12/1/2025	23,843	24,915,935
Trimble Navigation Ltd.	4.75%	12/1/2024	19,894	20,320,567
Total				45,236,502

Energy: Exploration & Production 5.38%

Bill Barrett Corp.	7.00%	10/15/2022	9,789	5,873,400
Bonanza Creek Energy, Inc.	6.75%	4/15/2021	11,506	3,279,210
Canadian Oil Sands Ltd. (Canada)†(b)	4.50%	4/1/2022	9,662	8,964,143
Carrizo Oil & Gas, Inc.	6.25%	4/15/2023	16,479	14,604,514
Carrizo Oil & Gas, Inc.	7.50%	9/15/2020	7,019	6,580,313
Clayton Williams Energy, Inc.	7.75%	4/1/2019	10,098	5,099,490
Concho Resources, Inc.	5.50%	4/1/2023	35,710	35,174,350
Continental Resources, Inc.	5.00%	9/15/2022	22,608	19,598,310
Continental Resources,Inc.	3.80%	6/1/2024	4,655	3,700,725
CrownRock LP/CrownRock Finance, Inc.†	7.125%	4/15/2021	27,406	26,378,275
Denbury Resources, Inc.	5.50%	5/1/2022	12,522	5,697,510
Devon Energy Corp.	3.25%	5/15/2022	13,383	11,283,462
Diamondback Energy, Inc.	7.625%	10/1/2021	24,755	25,621,425
Eclipse Resources Corp.†	8.875%	7/15/2023	5,256	2,759,400
EOG Resources, Inc.	3.15%	4/1/2025	8,927	8,680,142
EOG Resources, Inc.	4.15%	1/15/2026	11,857	12,353,796
EP Energy LLC/Everest Acquisition Finance, Inc.	6.375%	6/15/2023	8,506	3,955,290
EXCO Resources, Inc.	8.50%	4/15/2022	10,582	2,010,580

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy: Exploration & Production (continued)

Gulfport Energy Corp.	7.75%	11/1/2020	$15,682	$15,760,410
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.00%	12/1/2024	21,105	17,886,487
Kosmos Energy Ltd. †	7.875%	8/1/2021	17,460	14,753,700
MEG Energy Corp. (Canada)†(b)	6.375%	1/30/2023	12,484	7,427,980
MEG Energy Corp. (Canada)†(b)	7.00%	3/31/2024	36,762	21,873,390
Memorial Resource Development Corp.	5.875%	7/1/2022	19,159	16,285,150
Newfield Exploration Co.	5.625%	7/1/2024	18,026	16,989,505
Occidental Petroleum Corp.	3.50%	6/15/2025	13,233	13,567,636
OGX Austria GmbH (Austria)†(b)(c)	8.50%	6/1/2018	20,000	400
Parsley Energy LLC/Parsley Finance Corp.†	7.50%	2/15/2022	9,325	9,325,000
PDC Energy, Inc.	7.75%	10/15/2022	22,734	22,790,835
Range Resources Corp.†	4.875%	5/15/2025	19,965	17,569,200
Rice Energy, Inc.	6.25%	5/1/2022	13,033	11,403,875
RSP Permian, Inc.	6.625%	10/1/2022	11,696	11,579,040
Seven Generations Energy Ltd. (Canada)†(b)	6.75%	5/1/2023	17,880	16,941,300
Seven Generations Energy Ltd. (Canada)†(b)	8.25%	5/15/2020	17,285	17,414,637
SM Energy Co.	6.50%	11/15/2021	10,062	7,471,035
YPF SA (Argentina)†(b)	8.50%	3/23/2021	9,500	9,535,625
YPF SA (Argentina)†(b)	8.50%	7/28/2025	14,725	14,423,137
Total				464,612,677

Environmental 0.11%

Advanced Disposal Services, Inc.	8.25%	10/1/2020	9,502	9,738,600

Food & Drug Retailers 1.27%

BI- LO LLC /BI- LO Finance Corp.†	9.25%	2/15/2019	8,074	7,751,040
Ingles Markets, Inc.	5.75%	6/15/2023	9,393	9,580,860
New Albertson’s, Inc.	7.45%	8/1/2029	7,200	6,570,000
New Albertson’s, Inc.	7.75%	6/15/2026	17,080	16,055,200
Rite Aid Corp.†	6.125%	4/1/2023	12,841	13,659,614
Rite Aid Corp.	7.70%	2/15/2027	28,757	34,652,185
SMU SA (Chile)†(b)	7.75%	2/8/2020	4,000	3,436,000
Tops Holding LLC/Top Markets II Corp.†	8.00%	6/15/2022	18,950	17,623,500
Total				109,328,399

Food: Wholesale 1.99%

B&G Foods, Inc.	4.625%	6/1/2021	21,000	21,367,500
Bumble Bee Holdings, Inc.†	9.00%	12/15/2017	3,610	3,632,563

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food: Wholesale (continued)

JBS USA LLC/JBS USA Finance, Inc.†	5.75%	6/15/2025	$6,413	$5,643,440
JBS USA LLC/JBS USA Finance, Inc.†	5.875%	7/15/2024	7,634	6,927,855
Kellogg Co.	3.25%	4/1/2026	11,834	12,150,323
Kellogg Co.	4.50%	4/1/2046	11,834	12,166,038
Land O’Lakes, Inc.†	6.00%	11/15/2022	12,700	13,335,000
Marfrig Holding Europe BV (Netherlands)†(b)	6.875%	6/24/2019	636	606,585
Marfrig Overseas Ltd.†	9.50%	5/4/2020	1,400	1,421,000
Mead Johnson Nutrition Co.	4.125%	11/15/2025	11,918	12,678,952
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	4.875%	5/1/2021	11,046	11,211,690
Post Holdings, Inc.†	7.75%	3/15/2024	12,118	13,360,095
Post Holdings, Inc.†	8.00%	7/15/2025	3,985	4,443,275
TreeHouse Foods, Inc.	4.875%	3/15/2022	2,079	2,136,173
TreeHouse Foods, Inc.†	6.00%	2/15/2024	9,463	10,078,095
WhiteWave Foods Co. (The)	5.375%	10/1/2022	37,580	40,633,375
Total				171,791,959

Forestry/Paper 0.15%

Millar Western Forest Products Ltd. (Canada)(b)	8.50%	4/1/2021	9,101	3,867,925
Norbord, Inc. (Canada)†(b)	6.25%	4/15/2023	9,030	8,939,700
Total				12,807,625

Gaming 1.98%

Boyd Gaming Corp.†	6.375%	4/1/2026	4,745	4,946,663
Boyd Gaming Corp.	6.875%	5/15/2023	14,473	15,486,110
Caesar’s Entertainment Resort Properties LLC/Caesar’s Entertainment Resort Properties Finance, Inc.	11.00%	10/1/2021	9,350	8,017,625
Caesar’s Growth Properties Holdings LLC/Caesar’s Growth Properties Finance, Inc.	9.375%	5/1/2022	9,801	7,713,387
CCM Merger, Inc.†	9.125%	5/1/2019	10,000	10,400,000
MCE Finance Ltd. (Hong Kong)†(b)	5.00%	2/15/2021	17,080	16,331,589
MGM Resorts International	6.00%	3/15/2023	19,473	20,251,920
MGM Resorts International	7.75%	3/15/2022	6,873	7,680,578
Mohegan Tribal Gaming Authority	9.75%	9/1/2021	16,433	16,925,990
River Rock Entertainment Authority(c)	9.00%	11/1/2018	10,368	1,308,960
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019	8,009	8,289,315
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	6.375%	6/1/2021	21,725	21,018,937
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.	5.375%	3/15/2022	9,527	9,631,225
Wynn Macau Ltd. (Macau)†(b)	5.25%	10/15/2021	24,295	23,019,512
Total				171,021,811

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gas Distribution 2.63%

Columbia Pipeline Group, Inc.†	4.50%	6/1/2025	$8,935	$8,888,368
Dominion Gas Holdings LLC	3.60%	12/15/2024	12,050	12,394,160
Energy Transfer Equity LP	5.50%	6/1/2027	9,977	8,056,428
Energy Transfer Equity LP	5.875%	1/15/2024	11,850	10,191,000
Florida Gas Transmission Co. LLC†	4.35%	7/15/2025	18,041	17,163,432
Genesis Energy LP/Genesis Energy Finance Corp.	6.75%	8/1/2022	9,907	9,213,510
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	17,850	19,406,341
LBC Tank Terminals Holding Netherlands BV (Belgium)†(b)	6.875%	5/15/2023	13,716	12,824,460
Magellan Midstream Partners LP	5.00%	3/1/2026	11,839	12,827,746
MPLX LP†	5.50%	2/15/2023	11,920	11,555,355
Rockies Express Pipeline LLC†	5.625%	4/15/2020	9,471	8,997,450
Rockies Express Pipeline LLC†	6.875%	4/15/2040	18,450	15,590,250
Sabine Pass Liquefaction LLC	5.75%	5/15/2024	18,629	17,883,840
Southern Gas Corridor CJSC (Azerbaijan)†(b)	6.875%	3/24/2026	17,575	17,640,906
Southern Star Central Corp.†	5.125%	7/15/2022	10,145	9,384,125
Tesoro Logistics LP/Tesoro Logistics Finance Corp.†	5.50%	10/15/2019	6,025	6,025,000
Tesoro Logistics LP/Tesoro Logistics Finance Corp.	5.875%	10/1/2020	9,095	9,060,894
Tesoro Logistics LP/Tesoro Logistics Finance Corp.	6.125%	10/15/2021	7,800	7,839,000
Tesoro Logistics LP/Tesoro Logistics Finance Corp.†	6.25%	10/15/2022	12,150	12,089,250
Total				227,031,515

Health Facilities 2.76%

Acadia Healthcare Co., Inc.	5.625%	2/15/2023	3,256	3,321,120
Acadia Healthcare Co., Inc.†	6.50%	3/1/2024	2,055	2,142,338
Amsurg Corp.	5.625%	11/30/2020	12,436	12,902,350
Amsurg Corp.	5.625%	7/15/2022	6,136	6,343,090
CHS/Community Health Systems, Inc.	6.875%	2/1/2022	10,000	9,075,000
CHS/Community Health Systems, Inc.	8.00%	11/15/2019	13,390	13,105,462
DaVita HealthCare Partners, Inc.	5.75%	8/15/2022	27,000	28,282,500
Dignity Health	3.812%	11/1/2024	7,500	7,932,577
Dignity Health	4.50%	11/1/2042	8,811	8,812,154
HCA, Inc.	5.25%	4/15/2025	11,873	12,258,872
HCA, Inc.	5.375%	2/1/2025	3,640	3,684,372
HCA, Inc.	5.875%	3/15/2022	8,139	8,830,815
HCA, Inc.	7.05%	12/1/2027	3,490	3,594,700
HCA, Inc.	7.50%	2/15/2022	39,234	44,628,675
HCA, Inc.	7.58%	9/15/2025	4,878	5,317,020
HCA, Inc.	7.69%	6/15/2025	12,111	13,079,880
MEDNAX, Inc.†	5.25%	12/1/2023	5,959	6,212,258

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Facilities (continued)

Memorial Sloan-Kettering Cancer Center	4.20%	7/1/2055	$12,319	$12,676,510
Tenet Healthcare Corp.	6.75%	6/15/2023	13,598	13,088,075
Tenet Healthcare Corp.	8.125%	4/1/2022	21,945	22,685,644
Total				237,973,412

Health Services 0.11%

ExamWorks Group, Inc.	5.625%	4/15/2023	9,357	9,579,229

Hotels 0.37%

Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.	5.625%	10/15/2021	11,268	11,732,242
Playa Resorts Holding BV (Netherlands)†(b)	8.00%	8/15/2020	11,625	11,537,812
RHP Hotel Properties LP/RHP Finance Corp.	5.00%	4/15/2021	8,220	8,466,600
Total				31,736,654

Insurance Brokerage 0.14%

Trinity Acquistion plc (United Kingdom)(b)	4.40%	3/15/2026	11,855	12,050,228

Insurance-Reinsurance 0.37%

Allied World Assurance Co. Holdings Ltd.	4.35%	10/29/2025	15,827	15,888,994
Berkshire Hathaway, Inc.	2.75%	3/15/2023	7,903	8,067,296
Berkshire Hathaway, Inc.	3.125%	3/15/2026	7,903	8,113,449
Total				32,069,739

Integrated Energy 0.80%

Alta Wind Holdings LLC†	7.00%	6/30/2035	9,136	10,150,705
Exxon Mobil Corp.	4.114%	3/1/2046	11,641	12,375,151
Rio Oil Finance Trust Series 2014-1 (Brazil)†(b)	9.25%	7/6/2024	21,279	13,405,770
Shell International Finance BV (Netherlands)(b)	3.25%	5/11/2025	15,961	16,130,554
Shell International Finance BV (Netherlands)(b)	4.375%	5/11/2045	11,640	11,702,192
Shell International Finance BV (Netherlands)(b)	4.55%	8/12/2043	4,886	5,084,543
Total				68,848,915

Investments & Miscellaneous Financial Services 0.50%

CME Group, Inc.	3.00%	3/15/2025	16,017	16,251,153
FMR LLC†	5.35%	11/15/2021	7,800	8,805,896

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Investments & Miscellaneous Financial Services (continued)

Intercontinental Exchange, Inc.	3.75%	12/1/2025	$17,312	$17,664,299
Total				42,721,348

Life Insurance 0.63%

American Equity Investment Life Holding Co.	6.625%	7/15/2021	11,542	11,917,115
CNO Financial Group, Inc.	5.25%	5/30/2025	14,869	15,277,898
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	12,705	13,646,199
TIAA Asset Management Finance Co. LLC†	4.125%	11/1/2024	12,927	13,383,504
Total				54,224,716

Machinery 0.09%

Milacron LLC/Mcron Finance Corp.†	7.75%	2/15/2021	8,102	7,494,350

Managed Care 0.46%

Centene Escrow Corp.†	5.625%	2/15/2021	5,922	6,188,490
Centene Escrow Corp.†	6.125%	2/15/2024	16,908	17,837,940
MPH Acquisition Holdings LLC†	6.625%	4/1/2022	15,000	15,637,500
Total				39,663,930

Media: Content 0.96%

Activision Blizzard, Inc.†	6.125%	9/15/2023	11,125	11,987,188
AMC Networks, Inc.	4.75%	12/15/2022	19,200	19,344,000
Gray Television, Inc.	7.50%	10/1/2020	4,245	4,499,700
Netflix, Inc.	5.375%	2/1/2021	15,543	16,300,721
Netflix, Inc.	5.875%	2/15/2025	9,042	9,561,915
Sirius XM Radio, Inc.†	6.00%	7/15/2024	7,354	7,758,470
Univision Communications, Inc.†	5.125%	2/15/2025	13,349	13,215,510
Total				82,667,504

Medical Products 1.58%

Fresenius Medical Care US Finance II, Inc.†	4.75%	10/15/2024	4,923	5,027,614
Fresenius Medical Care US Finance II, Inc.†	5.875%	1/31/2022	22,545	24,878,407
Grifols Worldwide Operations Ltd. (Ireland)(b)	5.25%	4/1/2022	23,815	24,588,987
Hologic, Inc.†	5.25%	7/15/2022	9,174	9,598,298
Kinetic Concepts, Inc./KCI USA, Inc.†	7.875%	2/15/2021	3,949	4,185,940

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Medical Products (continued)

Kinetic Concepts, Inc./KCI USA, Inc.	10.50%	11/1/2018	$4,185	$4,216,388
Medtronic, Inc.	3.15%	3/15/2022	17,115	18,167,179
Medtronic, Inc.	4.375%	3/15/2035	17,021	18,463,598
Sterigenics-Nordion Holdings LLC†	6.50%	5/15/2023	12,484	12,484,000
Stryker Corp.	3.50%	3/15/2026	5,531	5,743,744
Stryker Corp.	4.625%	3/15/2046	8,476	9,089,154
Total				136,443,309

Metals/Mining (Excluding Steel) 3.36%

Aleris International, Inc.	7.875%	11/1/2020	10,204	8,673,400
Aleris International, Inc.†(g)	9.50%	4/1/2021	12,332	12,601,762
Anglo American Capital plc (United Kingdom)†(b)	9.375%	4/8/2019	3,872	4,094,640
AngloGold Ashanti Holdings plc (Isle of Man)(b)	6.50%	4/15/2040	3,160	2,654,400
BHP Billiton Finance USA Ltd. (Australia)†(b)	6.25%	10/19/2075	17,044	17,214,440
BHP Billiton Finance USA Ltd. (Australia)†(b)	6.75%	10/19/2075	16,563	16,583,704
Brazil Minas SPE via State of Minas Gerais (Brazil)†(b)	5.333%	2/15/2028	7,750	6,645,625
Coeur Mining, Inc.	7.875%	2/1/2021	14,377	11,609,428
Freeport-McMoRan, Inc.	2.30%	11/14/2017	11,040	10,239,600
Freeport-McMoRan, Inc.	3.55%	3/1/2022	17,224	12,099,860
Freeport-McMoRan, Inc.	3.875%	3/15/2023	33,728	23,019,360
Fresnillo plc (Mexico)†(b)	5.50%	11/13/2023	19,966	20,589,937
Glencore Finance Canada Ltd. (Canada)†(b)	4.25%	10/25/2022	5,650	4,724,236
Glencore Funding LLC†	4.125%	5/30/2023	9,950	8,146,194
Imperial Metals Corp. (Canada)†(b)	7.00%	3/15/2019	10,455	9,148,125
Kinross Gold Corp. (Canada)(b)	5.125%	9/1/2021	16,141	15,011,130
Kinross Gold Corp. (Canada)(b)	5.95%	3/15/2024	13,520	11,564,062
Kissner Milling Co. Ltd. (Canada)†(b)	7.25%	6/1/2019	3,693	3,480,653
Lundin Mining Corp. (Canada)†(b)	7.875%	11/1/2022	10,330	9,865,150
Mirabela Nickel Ltd. (Australia)(b)	1.00%	9/16/2044	183	18
MMC Norilsk Nickel OJSC via MMC Finance Ltd. (Ireland)†(b)	6.625%	10/14/2022	12,000	12,573,780
New Gold, Inc. (Canada)†(b)	6.25%	11/15/2022	14,136	12,015,600
New Gold, Inc. (Canada)†(b)	7.00%	4/15/2020	8,952	8,593,920
Newmont Mining Corp.	4.875%	3/15/2042	16,941	14,576,934
Newmont Mining Corp.	5.875%	4/1/2035	1,068	1,036,815
Newmont Mining Corp.	6.25%	10/1/2039	7,271	7,288,523
Teck Resources Ltd. (Canada)(b)	3.00%	3/1/2019	12,570	10,118,850
Thompson Creek Metals Co., Inc.	7.375%	6/1/2018	7,449	2,085,720
Thompson Creek Metals Co., Inc.	9.75%	12/1/2017	5,603	5,280,828
Volcan Cia Minera SAA (Peru)†(b)	5.375%	2/2/2022	11,059	8,473,959
Total				290,010,653

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Non-Electric Utilities 0.14%

Brooklyn Union Gas Co. (The)†	3.407%	3/10/2026	$11,916	$12,331,142

Oil Field Equipment & Services 0.58%

Ensco plc (United kingdom)(b)	5.20%	3/15/2025	10,512	5,899,860
National Oilwell Varco, Inc.	3.95%	12/1/2042	5,535	3,955,964
Oceaneering International, Inc.	4.65%	11/15/2024	19,344	16,687,488
Pride International, Inc.	6.875%	8/15/2020	11,719	8,569,519
Weatherford International Ltd.	4.50%	4/15/2022	18,183	14,637,315
Total				49,750,146

Oil Refining & Marketing 0.51%

Citgo Holding, Inc.†	10.75%	2/15/2020	26,729	25,960,541
Northern Tier Energy LLC/Northern Tier Finance Corp.	7.125%	11/15/2020	18,422	18,145,670
Total				44,106,211

Packaging 1.54%

Ball Corp.	4.00%	11/15/2023	9,835	9,724,356
BWAY Holding Co.†	9.125%	8/15/2021	8,811	7,907,873
Coveris Holdings SA (Luxembourg)†(b)	7.875%	11/1/2019	14,052	12,646,800
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026	11,810	12,666,225
Graphic Packaging International, Inc.	4.75%	4/15/2021	9,100	9,486,750
Graphic Packaging International, Inc.	4.875%	11/15/2022	9,420	9,584,850
Pactiv LLC	7.95%	12/15/2025	8,500	7,862,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	5.75%	10/15/2020	10,000	10,287,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	8.25%	2/15/2021	20,250	20,857,500
Sealed Air Corp.†	4.875%	12/1/2022	9,414	9,825,862
Sealed Air Corp.†	5.125%	12/1/2024	4,978	5,189,565
Sealed Air Corp.†	6.875%	7/15/2033	15,750	16,734,375
Total				132,774,156

Personal & Household Products 1.46%

Alphabet Holding Co., Inc. PIK	7.75%	11/1/2017	4,970	5,019,700
American Greetings Corp.	7.375%	12/1/2021	11,446	11,746,458
Edgewell Personal Care Co.	4.70%	5/24/2022	4,366	4,475,150
Elizabeth Arden, Inc.	7.375%	3/15/2021	13,474	8,690,730
FGI Operating Co. LLC/FGI Finance, Inc.	7.875%	5/1/2020	15,885	9,610,425
Gibson Brands, Inc.†	8.875%	8/1/2018	19,905	11,644,425

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Personal & Household Products (continued)

Newell Rubbermaid, Inc.	3.85%	4/1/2023	$19,760	$20,524,001
Newell Rubbermaid, Inc.	5.50%	4/1/2046	15,807	17,237,723
SC Johnson & Son, Inc.†	4.75%	10/15/2046	8,257	9,347,865
Serta Simmons Bedding LLC†	8.125%	10/1/2020	8,897	9,275,211
Spectrum Brands, Inc.	5.75%	7/15/2025	7,621	8,135,418
Springs Industries, Inc.	6.25%	6/1/2021	9,749	9,846,490
Total				125,553,596

Pharmaceuticals 0.99%

AstraZeneca plc (United Kingdom)(b)	3.375%	11/16/2025	14,395	14,929,184
Capsugel SA PIK (Luxembourg)†(b)	7.00%	5/15/2019	3,748	3,773,767
Gilead Sciences, Inc.	4.75%	3/1/2046	11,951	13,113,677
Horizon Pharma Financing, Inc.†	6.625%	5/1/2023	9,722	8,628,275
Jaguar Holding Co. II/Pharmaceutical Product Development LLC†	6.375%	8/1/2023	10,774	11,089,678
Pfizer, Inc.	5.60%	9/15/2040	10,157	12,680,060
Quintiles Transnational Corp.†	4.875%	5/15/2023	8,812	9,084,291
Zoetis, Inc.	3.25%	2/1/2023	12,594	12,472,909
Total				85,771,841

Property & Casualty 0.42%

Allstate Corp. (The)	5.75%	8/15/2053	8,670	8,827,144
Chubb INA Holdings, Inc.	4.35%	11/3/2045	7,946	8,681,736
Hanover Insurance Group, Inc. (The)	6.375%	6/15/2021	8,881	10,156,720
XLIT Ltd. (Ireland)(b)	4.45%	3/31/2025	8,778	8,707,951
Total				36,373,551

Rail 0.59%

Central Japan Railway Co. (Japan)†(b)	4.25%	11/24/2045	13,527	14,488,120
Florida East Coast Holdings Corp.†	6.75%	5/1/2019	22,765	22,878,825
Florida East Coast Holdings Corp.†	9.75%	5/1/2020	6,306	4,571,850
Watco Cos. LLC/Watco Finance Corp.†	6.375%	4/1/2023	9,150	8,967,000
Total				50,905,795

Real Estate Development & Management 0.25%

CBRE Services, Inc.	4.875%	3/1/2026	17,196	17,342,510
CBRE Services, Inc.	5.25%	3/15/2025	4,421	4,566,221
Total				21,908,731

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts 0.77%

Alexandria Real Estate Equities, Inc.	4.30%	1/15/2026	$7,943	$8,145,308
Brixmor Operating Partnership LP	3.85%	2/1/2025	9,283	8,521,497
Brixmor Operating Partnership LP	3.875%	8/15/2022	13,193	12,892,688
CubeSmart LP	4.00%	11/15/2025	7,942	8,138,922
Digital Realty Trust LP	4.75%	10/1/2025	12,013	12,253,260
EPR Properties	4.50%	4/1/2025	8,604	8,362,340
Jababeka International BV (Netherlands)†(b)	7.50%	9/24/2019	8,150	8,179,470
Total				66,493,485

Recreation & Travel 0.55%

Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.	5.25%	3/15/2021	12,140	12,640,775
NCL Corp. Ltd.†	5.25%	11/15/2019	4,825	4,945,625
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	23,000	26,162,500
Six Flags Entertainment Corp.†	5.25%	1/15/2021	3,850	3,975,125
Total				47,724,025

Restaurants 0.92%

Arcos Dorados Holdings, Inc. (Argentina)†(b)	6.625%	9/27/2023	5,787	5,526,585
McDonald’s Corp.	2.75%	12/9/2020	3,176	3,293,023
McDonald’s Corp.	3.70%	1/30/2026	7,546	8,008,442
McDonald’s Corp.	4.60%	5/26/2045	9,005	9,514,431
McDonald’s Corp.	4.875%	12/9/2045	7,943	8,712,486
New Red Finance, Inc. (Canada)†(b)	6.00%	4/1/2022	8,640	9,007,200
PF Chang’s China Bistro, Inc.†	10.25%	6/30/2020	12,025	10,942,750
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC†	5.875%	5/15/2021	10,150	10,226,125
Yum! Brands, Inc.	3.75%	11/1/2021	5,506	5,251,347
Yum! Brands, Inc.	3.875%	11/1/2023	9,671	8,981,941
Total				79,464,330

Software/Services 2.78%

Alibaba Group Holding Ltd. (China)(b)	3.125%	11/28/2021	18,436	18,812,131
Alliance Data Systems Corp.†	6.375%	4/1/2020	41,259	42,135,754
Blue Coat Holdings, Inc.†	8.375%	6/1/2023	8,030	8,315,065
eBay, Inc.	3.80%	3/9/2022	7,908	8,151,740
First Data Corp.†	5.75%	1/15/2024	10,593	10,631,665
First Data Corp.†	7.00%	12/1/2023	27,015	27,386,456
Informatica LLC†	7.125%	7/15/2023	8,991	8,721,270

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Software/Services (continued)

MasterCard, Inc.	3.375%	4/1/2024	$12,720	$13,617,180
Microsoft Corp.	2.375%	2/12/2022	17,392	17,932,126
Microsoft Corp.	4.00%	2/12/2055	26,489	26,093,095
MSCI, Inc.†	5.75%	8/15/2025	9,469	10,013,468
Oracle Corp.	4.375%	5/15/2055	18,518	18,704,791
Priceline Group, Inc. (The)	3.65%	3/15/2025	12,627	12,975,568
VeriSign, Inc.	4.625%	5/1/2023	8,760	8,891,400
VeriSign, Inc.	5.25%	4/1/2025	7,411	7,503,638
Total				239,885,347

Specialty Retail 1.07%

Argos Merger Sub, Inc.†	7.125%	3/15/2023	18,592	19,809,776
Brookstone Holdings Corp. PIK	10.00%	7/7/2021	598	446,749
CST Brands, Inc.	5.00%	5/1/2023	19,040	19,373,200
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc.†	7.875%	10/1/2022	10,400	9,724,000
Neiman Marcus Group Ltd. LLC†	8.00%	10/15/2021	21,060	18,216,900
O’ Reilly Automotive, Inc.	3.55%	3/15/2026	8,418	8,678,411
William Carter Co. (The)	5.25%	8/15/2021	15,917	16,434,303
Total				92,683,339

Steel Producers/Products 0.41%

Allegheny Ludlum Corp.	6.95%	12/15/2025	9,977	7,732,175
Allegheny Technologies, Inc.	5.95%	1/15/2021	2,884	2,436,980
Allegheny Technologies, Inc.	9.375%	6/1/2019	3,744	3,575,520
Steel Dynamics, Inc.	5.125%	10/1/2021	11,950	12,129,250
Steel Dynamics, Inc.	5.50%	10/1/2024	9,550	9,693,250
Total				35,567,175

Support: Services 1.65%

ADT Corp. (The)	3.50%	7/15/2022	6,050	5,263,500
AECOM	5.875%	10/15/2024	9,059	9,376,065
BlueLine Rental Finance Corp.†	7.00%	2/1/2019	9,273	8,589,116
Expedia, Inc.†	5.00%	2/15/2026	22,149	22,225,060
FTI Consulting, Inc.	6.00%	11/15/2022	10,500	11,038,125
Iron Mountain, Inc.†	6.00%	10/1/2020	11,950	12,622,188
Jurassic Holdings III, Inc.†	6.875%	2/15/2021	14,584	10,135,880
Leidos Holdings, Inc.	4.45%	12/1/2020	4,650	4,603,547

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Support: Services (continued)

Metropolitan Museum of Art (The)	3.40%	7/1/2045	$13,518	$12,893,590
NES Rentals Holdings, Inc.†	7.875%	5/1/2018	7,800	7,215,000
Sotheby’s†	5.25%	10/1/2022	9,643	8,678,700
Total System Services, Inc.	4.80%	4/1/2026	15,808	16,343,053
United Rentals North America, Inc.	6.125%	6/15/2023	13,225	13,720,937
Total				142,704,761

Technology Hardware & Equipment 0.59%

CDW LLC/CDW Finance Corp.	5.50%	12/1/2024	15,000	15,525,000
CommScope Technologies Finance LLC†	6.00%	6/15/2025	9,756	9,896,242
CommScope, Inc.†	5.50%	6/15/2024	16,000	16,220,000
Dell, Inc.	7.10%	4/15/2028	9,175	8,991,500
Total				50,632,742

Telecommunications: Satellite 0.68%

Hughes Satellite Systems Corp.	7.625%	6/15/2021	24,500	27,409,375
Inmarsat Finance plc (United Kingdom)†(b)	4.875%	5/15/2022	18,507	17,523,816
Intelsat Luxembourg SA (Luxembourg)(b)	6.75%	6/1/2018	18,027	13,835,722
Total				58,768,913

Telecommunications: Wireless 2.40%

Comcel Trust via Comunicaciones Celulares SA†	6.875%	2/6/2024	16,550	15,557,000
Crown Castle International Corp.	4.875%	4/15/2022	10,756	11,537,961
Crown Castle International Corp.	5.25%	1/15/2023	14,465	15,658,362
Digicel Group Ltd. (Jamaica)†(b)	7.125%	4/1/2022	8,500	6,650,400
Digicel Group Ltd. (Jamaica)†(b)	8.25%	9/30/2020	9,600	8,280,000
Digicel Ltd. (Jamaica)†(b)	6.75%	3/1/2023	9,966	8,844,825
Digicel Ltd. (Jamaica)†(b)	7.00%	2/15/2020	16,441	15,084,618
SBA Communications Corp.	4.875%	7/15/2022	8,259	8,393,209
T-Mobile USA, Inc.	6.50%	1/15/2024	42,921	44,852,445
T-Mobile USA, Inc.	6.50%	1/15/2026	17,671	18,444,106
T-Mobile USA, Inc.	6.633%	4/28/2021	20,000	21,000,000
T-Mobile USA, Inc.	6.836%	4/28/2023	2,192	2,323,520
Telefonica Celular del Paraguay SA (Paraguay)†(b)	6.75%	12/13/2022	5,630	5,545,550
Wind Acquisition Finance SA (Italy)†(b)	7.375%	4/23/2021	27,200	24,752,000
Total				206,923,996

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telecommunications: Wireline Integrated & Services 2.45%

AT&T, Inc.	4.125%	2/17/2026	$14,002	$14,816,538
Columbus International, Inc. (Barbados)†(b)	7.375%	3/30/2021	12,134	12,968,212
Consolidated Communications, Inc.	6.50%	10/1/2022	8,667	7,605,293
Equinix, Inc.	5.375%	4/1/2023	19,410	20,186,400
Equinix, Inc.	5.875%	1/15/2026	8,772	9,272,004
Frontier Communications Corp.	6.875%	1/15/2025	21,925	18,595,141
Frontier Communications Corp.	7.625%	4/15/2024	7,800	6,961,500
Frontier Communications Corp.	9.25%	7/1/2021	9,810	10,042,988
Frontier Communications Corp.†	10.50%	9/15/2022	18,087	18,607,001
Frontier Communications Corp.†	11.00%	9/15/2025	42,204	42,573,285
GCI, Inc.	6.875%	4/15/2025	11,071	11,347,775
Hellas Telecommunications Luxembourg II SCA (Luxembourg)†(b)(c)	Zero Coupon	1/15/2015	15,000	1,500
Sable International Finance Ltd.†	6.875%	8/1/2022	13,196	13,261,980
Telecom Italia SpA (Italy)†(b)	5.303%	5/30/2024	9,565	9,839,994
Zayo Group LLC/Zayo Capital, Inc.	6.00%	4/1/2023	15,228	15,275,511
Total				211,355,122

Tobacco 0.08%

Reynolds American, Inc.	5.85%	8/15/2045	5,908	7,242,233

Transportation: Infrastructure/Services 0.21%

Autoridad del Canal de Panama (Panama)†(b)	4.95%	7/29/2035	8,750	9,231,250
XPO Logistics, Inc.†	7.875%	9/1/2019	8,251	8,581,040
Total				17,812,290

Trucking & Delivery 0.14%

FedEx Corp.	4.55%	4/1/2046	11,856	12,234,384
Total High Yield Corporate Bonds (cost $6,319,286,280)				6,234,000,933

MUNICIPAL BONDS 0.25%

Other Revenue 0.18%

New York City Indus Dev Agy†	11.00%	3/1/2029	11,305	15,394,923

Tax Revenue 0.07%

PR Corp. Sales Tax	6.05%	8/1/2037	5,335	3,241,012

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Tax Revenue (continued)

PR Corp. Sales Tax	6.13%		8/1/2029	$4,335	$2,655,188
Total					5,896,200
Total Municipal Bonds (cost $17,291,760)					21,291,123

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 3.67%

Banc of America Commercial Mortgage Trust 2015-UBS7 D	3.167%		9/15/2048	3,202	2,293,830
BB-UBS Trust 2012-SHOW E†	4.16	%#	11/5/2036	18,583	17,842,354
BBCMS Trust 2015-VFM D†	3.599	%#	3/12/2036	9,511	9,512,664
CGBAM Commercial Mortgage Trust 2015-SMRT E†	3.912	%#	4/10/2028	6,275	6,018,049
Citigroup Commercial Mortgage Trust 2014-GC25 C	4.683	%#	10/10/2047	12,250	11,516,136
Citigroup Commercial Mortgage Trust 2015-101A D†	4.625	%#	1/14/2043	8,025	7,202,222
Citigroup Commercial Mortgage Trust 2015-101A F†	4.625	%#	1/14/2043	19,000	13,372,865
Citigroup Commercial Mortgage Trust 2015-101A G†	4.625	%#	1/14/2043	4,000	2,669,940
Commercial Mortgage Pass-Through Certificates 2014-CR20 C	4.657	%#	11/10/2047	8,297	8,249,790
Commercial Mortgage Pass-Through Certificates 2014-CR20 XB IO†	0.177	%#	11/10/2047	109,074	1,074,226
Commercial Mortgage Pass-Through Certificates 2014-CR20 XC IO†	1.435	%#	11/10/2047	8,108	752,442
Commercial Mortgage Pass-Through Certificates 2014-CR21 XB IO†	0.126	%#	12/10/2047	66,866	416,227
Commercial Mortgage Pass-Through Certificates 2014-CR21 XC IO†	0.50%		12/10/2047	32,211	1,125,668
Commercial Mortgage Pass-Through Certificates 2014-UBS5 C	4.766	%#	9/10/2047	6,250	6,240,805
Commercial Mortgage Pass-Through Certificates 2014-UBS6 C	4.615	%#	12/10/2047	27,675	26,720,448
Commercial Mortgage Pass-Through Certificates 2015-PC1 D	4.591	%#	7/10/2050	12,037	8,807,569
Credit Suisse Mortgage Capital Certificates 2014-USA E†	4.373%		9/15/2037	4,400	3,667,659
Great Wolf Trust 2015-WFMZ M†	7.425	%#	5/15/2032	19,650	17,956,858
GS Mortgage Securities Trust 2014-GC26 D†	4.661	%#	11/10/2047	12,825	9,976,045
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust 2010-1 B†	6.00%		1/25/2051	7,835	8,795,771
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust 2010-1 C†	6.371	%#	1/25/2051	7,457	7,742,702
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust 2014-1A XB IO†	0.342	%#	8/25/2047	20,727	671,882
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C24 XB1 IO	0.458	%#	11/15/2047	61,028	1,518,456

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Trust 2014-C26 D†	4.07	%#	1/15/2048	$12,000	$8,934,502
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C26 XB IO	0.619	%#	1/15/2048	53,645	1,923,189
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C26 XD IO†	0.50%		1/15/2048	42,779	1,606,565
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY D†	3.931	%#	6/10/2027	8,000	7,853,054
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL4 D†	3.536	%#	12/15/2030	10,000	9,625,815
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C31 C	4.772	%#	8/15/2048	14,027	13,024,852
JPMorgan Chase Commercial Mortgage Securities Trust 2015-CSMO E†	4.386	%#	1/15/2032	11,775	11,330,501
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10 C	4.219	%#	7/15/2046	4,800	4,755,575
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 C	4.207	%#	5/15/2046	5,325	5,317,211
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19 LNC1†	3.989%		12/15/2046	7,925	8,310,227
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19 LNC2†	4.384%		12/15/2046	16,405	16,338,417
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19 LNC4†	4.75%		12/15/2046	7,540	6,612,511
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19 LNCX IO†	0.602%		12/15/2046	40,750	1,667,527
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19 XC IO†	0.589	%#	12/15/2047	86,781	3,089,438
SFAVE Commercial Mortgage Securities Trust 2015-5AVE XA IO†	0.599	%#	1/5/2043	374,445	23,069,931
Wells Fargo Commercial Mortgage Trust 2014-LC18 XB IO	0.542	%#	12/15/2047	66,701	2,075,627
Wells Fargo Commercial Mortgage Trust 2015-C27 C	3.894%		2/15/2048	9,100	8,093,070
Wells Fargo Commercial Mortgage Trust 2015-LC20 D†	4.511	%#	4/15/2050	3,550	2,617,210
WFCG Commercial Mortgage Trust 2015-BXRP E†	3.577	%#	11/15/2029	6,051	6,007,834
Total Non-Agency Commercial Mortgage-Backed Securities (cost $330,353,404)					316,397,664
Total Long-Term Investments (cost $8,567,655,551)					8,532,331,925

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2016

Investments	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENT 1.43%

REPURCHASE AGREEMENT

Repurchase Agreement dated 3/31/2016, 0.03% due 4/1/2016 with Fixed Income Clearing Corp. collateralized by $12,310,000 of U.S. Treasury Note at 1.75% due 4/30/2022 and $108,860,000 of U.S. Treasury Note at 2.00% due 11/15/2021; value: $125,801,375; proceeds: $123,332,254 (cost $123,332,151)	$123,332	$123,332,151
Total Investments in Securities 100.32% (cost $8,690,987,702)		8,655,664,076
Liabilities in Excess of Cash, Foreign Cash and Other Assets(h) (0.32%)		(27,413,154)
Net Assets 100.00%		$8,628,250,922

AUD	Australian dollar.
BRL	Brazilian real.
CAD	Canadian dollar.
EUR	euro.
GBP	British pound.
MXN	Mexican peso.
ADR	American Depositary Receipt.
IO	Interest Only.
PIK	Payment-in-kind.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2016.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.
(c)	Defaulted (non-income producing security).
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at March 31, 2016.
(e)	Security is perpetual in nature and has no stated maturity.
(f)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(g)	Securities purchased on a when-issued basis (See Note 2(h)).
(h)	Liabilities in Excess of Cash, Foreign Cash and Other Assets include net unrealized appreciation (depreciation) on open forward foreign currency exchange contracts, futures contracts and swaps as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2016

Open Forward Foreign Currency Exchange Contracts at March 31, 2016:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
euro	Buy	J.P. Morgan	5/16/2016	2,500,000	$2,849,271	$2,848,326	$(945)
British pound	Sell	J.P. Morgan	4/19/2016	14,610,000	20,877,453	20,984,547	(107,094)
euro	Sell	Bank of America	5/16/2016	27,600,000	31,341,483	31,445,520	(104,037)
euro	Sell	State Street Bank and Trust	5/16/2016	32,000,000	$35,106,848	$36,458,574	$(1,351,726)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(1,563,802)

Open Futures Contracts at March 31, 2016:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
Long U.S. Treasury Bond	June 2016	1,899	Short	$(312,266,812)	$329,862
U.S. 5-Year Treasury Note	June 2016	5,130	Long	621,571,643	552,065
Totals				$309,304,831	$881,927

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	June 2016	10,655	Short	$(1,389,312,109)	$(4,027,884)

Centrally Cleared Credit Default Swaps on Indexes - Buy Protection at March 31, 2016(1):

Referenced Index	Fund Pays	Termination Date	Notional Amount	Fair Value(2)	Payments Upfront(3)	Unrealized Appreciation (Depreciation)(4)
Markit CMBX.NA.AAA.9(5)(6)	.50%	9/17/2058	60,000,000	63,784,461	5,976,017	(2,191,556)
Markit CDX.NA.IG.26(7)(8)	1.00%	6/20/2021	$215,500,000	$213,184,181	$(2,371,962)	$56,143
					$3,604,055	$(2,135,413)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received by Central Clearinghouse are presented net of amortization (See Note 2(f)).
(4)	Total unrealized appreciation on Credit Default Swaps in Indexes amounted to $56,143. Total unrealized depreciation on Credit Default Swaps in Indexes amounted to $2,191,556.
(5)	Swap Counterparty: Morgan Stanley.
(6)	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage-backed securities. (See Note 2(f)).
(7)	Swap Counterparty: Credit Suisse.
(8)	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of investment grade securities. (See Note 2(f)).

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2016

Credit Default Swaps - Sell Protection at March 31, 2016(1):

Referenced Index	Fund Receives	Termination Date	Notional Amount	Fair Value(2)	Payments Upfront(3)	Unrealized Appreciation(4)	Credit Default Swap Agreements Receivable at Fair Value(5)
JC Penney Co., Inc.(6)	5.00%	12/20/2020	$12,809,000	$12,980,645	$(694,425)	$866,070	$171,645

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received are presented net of amortization (See Note 2(f)).
(4)	Total unrealized appreciation on Credit Default Swaps in Indexes amounted to $866,070. Total Unrealized depriciation on Credit Default in Indexes amount to $0.
(5)	Includes upfront payments received.
(6)	Swap Counterparty: Barclays Bank plc. Moody’s Credit Rating: Caa2

The following is a summary of the inputs used as of March 31, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Asset-Backed Securities	$—	$50,893,873	$—		$50,893,873
Common Stocks
Auto Parts & Equipment	—	16,036,313	—		16,036,313
Media: Content	8,930,506	—	1,135,895	(4)	10,066,401
Metals/Mining (Excluding Steel)	8,825,118	—	239,684	(4)	9,064,802
Specialty Retail	79,311,411	8,807,342	—		88,118,753
Remaining Industries	984,774,612	—	—		984,774,612
Convertible Bonds
Energy: Exploration & Production	—	—	796,786	(4)	796,786
Remaining Industries	—	8,713,031	—		8,713,031
Convertible Preferred Stocks
Electric: Integrated	21,950,528	9,114,304	—		31,064,832
Food: Wholesale	9,507,372	9,728,793	—		19,236,165
Integrated Energy	8,933,150	—	—		8,933,150
Investments & Miscellaneous Financial Services	—	5,020,980	—		5,020,980
Floating Rate Loans(5)
Advertising	—	8,546,123	—		8,546,123
Auto Parts & Equipment	—	—	8,056,366		8,056,366
Chemicals	—	8,232,375	—		8,232,375
Electric: Generation	—	9,223,308	—		9,223,308
Energy: Exploration & Production	—	8,994,074	—		8,994,074
Gaming	—	8,840,381	15,087,000		23,927,381
Health Facilities	—	13,781,608	—		13,781,608
Metals/Mining (Excluding Steel)	—	21,427,376	—		21,427,376
Packaging	—	12,028,912	—		12,028,912

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2016

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Personal & Household Products	$—	$10,485,155	$—		$10,485,155
Recreation & Travel	—	8,482,434	—		8,482,434
Specialty Retail	—	14,736,742	—		14,736,742
Support: Services	—	5,494,878	—		5,494,878
Telecommunications: Wireline Integrated & Services	—	17,769,527	—		17,769,527
Theaters & Entertainment	—	8,585,222	—		8,585,222
Foreign Bonds	—	56,002,545	—		56,002,545
Foreign Government Obligations	—	329,793,785	—		329,793,785
Government Sponsored Enterprises Pass-Throughs	—	162,354,696	—		162,354,696
High Yield Corporate Bonds
Automakers	—	19,247,387	1,500	(4)	19,248,887
Banking	—	558,006,392	2,250	(4)	558,008,642
Investments & Miscellaneous Financial Services	—	25,057,049	17,664,299	(6)	42,721,348
Metals/Mining (Excluding Steel)	—	290,010,635	18	(4)	290,010,653
Specialty Retail	—	92,236,590	446,749	(6)	92,683,339
Telecommunications: Wireline Integrated & Services	—	211,353,622	1,500	(4)	211,355,122
Remaining Industries		5,019,972,942	—		5,019,972,942
Municipal Bonds	—	21,291,123	—		21,291,123
Non-Agency Commercial Mortgage-Backed Securities	—	284,274,695	32,122,969	(6)	316,397,664
Repurchase Agreement	—	123,332,151	—		123,332,151
Total	$1,122,232,697	$7,457,876,363	$75,555,016		$8,655,664,076
Other Financial Instruments
Centrally Cleared Credit Default Swaps
Assets	$—	$56,143	$—		$56,143
Liabilities	—	(2,191,556)	—		(2,191,556)
Credit Default Swaps
Assets	—	171,645	—		171,645
Liabilities	—	—	—		—
Forward Foreign Currency Exchange Contracts
Assets	—	—	—		—
Liabilities	—	(1,563,802)	—		(1,563,802)
Futures Contracts
Assets	881,927	—	—		881,927
Liabilities	(4,027,884)	—	—		(4,027,884)
Total	$(3,145,957)	$(3,527,570)	$—		$(6,673,527)

(1)	Refer to Note 2(m) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the fiscal year ended March 31, 2016.
(4)	Level 3 Securities fair valued by the Pricing Committee, as described in the Note 2(a) in the Notes to Schedule of Investments.
(5)

Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2016

(6)	Includes securities (Intercontinental Exchange, Inc. (High Yield Corporate Bonds), Brookstone Holdings Corp. PIK (High Yield Corporate Bonds), Citigroup Commercial Mortgage Trust 2015-101A F (Non-Agency Commercial Mortgage-Backed Securities), Citigroup Commercial Mortgage Trust 2015-101A G (Non-Agency Commercial Mortgage-Backed Securities), Impact Funding Affordable Multifamily Housing Mortgage Loan Trust 2010-1 B (Non-Agency Commercial Mortgage-Backed Securities), Impact Funding Affordable Multifamily Housing Mortgage Loan Trust 2014-1A XB IO (Non-Agency Commercial Mortgage-Backed Securities) and Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19 LNC4 (Non-Agency Commercial Mortgage-Backed Securities)) valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Common Stocks	Convertible Bonds	Floating Rate Loans	High Yield Corporate Bonds	Non-Agency Commercial Mortgage-Backed Securities
Balance as of January 1, 2016	$1,363,744	$796,783	$23,304,840	$397,304	$9,810,846
Accrued discounts/premiums	—	—	34,160	56	11,959
Realized gain (loss)	—	—	(275)	—	—
Change in unrealized appreciation/depreciation	11,835	3	(175,015)	309,924	563,252
Purchases	—	—	—	28,459	—
Sales	—	—	(20,344)	—	—
Net transfers in or out of Level 3	—	—	—	17,380,573	21,736,912
Balance as of March 31, 2016	$1,375,579	$796,786	$23,143,366	$18,116,316	$32,122,969

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Bond-Debenture Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on January 23, 1976.

The Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Notes to Schedule of Investments (unaudited)(continued)

(d)	Forward Foreign Currency Exchange Contracts-The Fund may enter into forward foreign currency exchange contracts in order to reduce its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates.

(e)	Futures Contracts-The Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(f)	Credit Default Swaps-The Fund may enter into credit default swap contracts in order to hedge credit risk or for speculation purposes. As a seller of a credit default swap contract (“seller of protection”), the Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), the Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indexes. These credit indexes are comprised of a basket of securities representing a particular sector of the market. During the period, Bond Debenture Fund entered into credit default swaps based on CMBX indexes, CDX indexes and single issuers, which are comprised of a basket of commercial mortgage-backed securities, a basket of investment grade securities and a corporate issuer, respectively.

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by the Fund, payment of the agreed-upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed-upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Notes to Schedule of Investments (unaudited)(continued)

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based.

(g)	Total Return Swaps-The Fund may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market. The Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap. If the value of the asset underlying a total return swap declines over the term of the swap, the Fund also may be required to pay an amount equal to that decline in value to their counterparty.

(h)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions-The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its net asset value. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(i)	Mortgage Dollar Rolls-The Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(j)	Repurchase Agreements-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(k)	Reverse Repurchase Agreements-The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security to a securities dealer or bank for cash and also agrees to repurchase the same security later at a set price. Reverse repurchase agreements expose the Fund to credit risk (that is, the risk that the counterparty will fail to resell the security to the Fund). Engaging in reverse repurchase agreements also may involve the use of leverage, in that the Fund may reinvest the cash it receives in additional securities. Reverse repurchase agreements involve the risk that the market value of the securities to be repurchased by the Fund may decline below the repurchase price.

Notes to Schedule of Investments (unaudited)(continued)

(l)	Floating Rate Loans-The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of March 31, 2016, the Fund had no unfunded loan commitments.

(m)	Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 -	unadjusted quoted prices in active markets for identical investments;
•	Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of March 31, 2016 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited)(concluded)

3.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into forward foreign currency exchange contracts during the period ended March 31, 2016 (as described in note 2(d)). A forward foreign currency exchange contract reduces the Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts.

The Fund entered into U.S. Treasury futures contracts during the period ended March 31, 2016 (as described in note 2(e)) to economically hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

The Fund entered into credit default swaps for the period ended March 31, 2016 (as described in note 2(f)) for investment purposes, to economically hedge credit risk or for speculative purposes. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract.

As of March 31, 2016, the Fund had the following derivatives at fair value, grouped into risk categories that illustrate the Funds use of derivative instruments:

	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Asset Derivatives
Centrally Cleared Credit Default Swaps	—	—	$56,143
Credit Default Swaps	—	—	$171,645
Futures Contracts	$881,927	—	—

Liability Derivatives
Centrally Cleared Credit Default Swaps	—	—	$2,191,556
Futures Contracts	$4,027,884	—	—
Forward Foreign Currency Exchange Contracts	—	$1,563,802	—

4.	FEDERAL TAX INFORMATION

As of March 31, 2016, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$8,717,187,355
Gross unrealized gain	289,373,899
Gross unrealized loss	(350,897,178)
Net unrealized security loss	$(61,523,279)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of amortization of premium, certain securities, certain distributions received and wash sales.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT BOND-DEBENTURE FUND, INC.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: May 26, 2016

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: May 26, 2016

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 26, 2016